Income Taxes	12 Months Ended
Jun. 30, 2023
Income Taxes [Abstract]
Income taxes

Note 12 – Income taxes

(a) Corporate income tax

Color Star

Under the current laws of the Cayman Islands, Color Star is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

CACM

CACM is organized in the New York State in the United States. CACM had no taxable income for the U.S. income tax purposes for the years ended June 30, 2023, 2022 and 2021. The applicable tax rate is 21.0% for federal and 7.3% for New York State with an effective tax rate of 26.8%.

Color Sky and Modern Pleasure

Color Sky and Modern Pleasure are organized in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, Color Sky is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Color Metaverse

Color Metaverse are incorporated in Singapore and is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of approximately the first $8,000 (SGD 10,000) taxable income and 50% of the next approximately $0.1 million (SGD 190,000) taxable income are exempted from income tax.

Color DMCC

Color DMCC are incorporated in United Arab Dirham and is subject to United Arab Dirham Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant United Arab Dirham tax laws. The applicable tax rate is 9% in the amount of taxable income above approximately $0.1 million (AED 375,000) and taxable income below approximately $0.1 million (AED 375,000) are exempted from income tax.

Income (loss) before provision for income taxes consisted of:

	For the year ended June 30, 2023	For the year ended June 30, 2022	For the year ended June 30, 2021
Cayman	$(7,186,161)	$(8,837,141)	$(7,120,310)
United States	(527,712)	(617,057)	(541,744)
Hong Kong	(9,114,811)	(67,753,920)	(576,459)
Dubai	(21,020,981)	-	-
Loss before provision for income taxes	$(37,849,665)	$(77,208,118)	$(8,238,513)

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended June 30, 2023, 2022 and 2021:

	For the year ended June 30, 2023	For the year ended June 30, 2022	For the year ended June 30, 2021
Federal statutory rate	21.0%	21.0%	21.0%
State statutory rate	5.8%	5.6%	5.6%
Valuation allowance	(5.4)%	(26.6)%	(26.6)%
Removal of valuation allowance in disposed subsidiary	29.8%	-%	-%
Others (1)	(21.4)%	-%	-%
Effective tax rate	0.0%	0.0%	0.0%

(1)	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.

Significant components of deferred tax assets were as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets
Net operating loss carryforward in the U.S.	576,046	442,051
Net operating loss carryforward in the United Arab Emirates	1,891,888	-
Net operating loss carryforward in Hong Kong	-	11,274,650
Valuation allowance	(2,467,934)	(11,716,701)
Total net deferred tax assets	$-	$-

As of June 30, 2023 and 2022, CACM and Color Star Ohio’s net operating loss carry forward for the U.S. income taxes was approximately $2.1 million and $1.5 million, receptively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years but limited to 80% use per year. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in the U.S. If the Company is unable to generate taxable income in its United States operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $576,000 and $442,000 related to its U.S. operations as of June 30, 2023 and 2022, respectively.

As of June 30, 2023 and 2022, Color Sky and Modern Pleasure’s net operating loss carry forward for the Hong Kong income taxes was $0 and approximately $68.3 million, receptively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in Hong Kong. If the Company is unable to generate taxable income in its Hong Kong operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of $0 and approximately $11.3 million related to its Hong Kong operations as of June 30, 2023 and 2022, respectively.

As of June 30, 2023 and 2022, Color Star DMCC’s net operating loss carry forward for the United Arab Emirates income taxes was approximately $21.0 million and $0, receptively. The net operating loss carry forwards are available to reduce future years’ taxable income for unlimited years. Management believes that the realization of the benefits from these losses appears uncertain due to the Company’s operating history and continued losses in United Arab Emirates. If the Company is unable to generate taxable income in its United Arab Emirates operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. Accordingly, the Company has provided a 100% valuation allowance on its net deferred tax assets of approximately $1.9 million and $0 related to its United Arab Emirates operations as of June 30, 2023 and 2022, respectively.

Changes in the valuation allowance for deferred tax assets decreased by $9,248,767 from $11,716,701 on June 30, 2022 to $2,467,934 on June 30, 2023. Changes in the valuation allowance for deferred tax assets increased by $11,342,917 from $373,784 on June 30, 2021 to $11,716,701 on June 30, 2022.

(b) Uncertain tax positions

There were no uncertain tax positions as of June 30, 2023 and 2022, and management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For the years ended June 30, 2023, 2022 and 2021, the Company did not incur any tax related interest or penalties.